Supplementary Financial Information (Schedule Of Interest Expense And Related Charges) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplementary Financial Information [Abstract]
Interest	$ 90	$ 89	$ 268	$ 263	$ 351	$ 341	$ 335
Amortization of debt issuance costs and discounts	2	1	5	2	3	3	3
Less allowance for funds used during construction - capitalized interest portion	(3)	(3)	(9)	(8)	(12)	(8)	(5)
Total interest expense and related charges	$ 89	$ 87	$ 264	$ 257	$ 342	$ 336	$ 333